Taxes on Income	12 Months Ended
Dec. 31, 2014
Taxes on Income [Abstract]
Taxes on Income

Note 14 – Taxes on Income

A.	Income tax expense included in the statement of Income

	Year ended December 31
	2012	2013	2014
Current taxes	$2,192	$1,218	$1,935
Taxes in respect to previous years	-	(609)	(560)
Deferred taxes	692	678	206
Income tax expense*	$2,884	$1,287	$1,581

*	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US ,UK, Luxembourg and Cyprus subsidiaries that are calculated based on relevant local tax laws.
B.	Presented hereunder are the tax rates relevant to the Company in the years 2012-2014:

2012 – 25%

2013 – 25%

2014 – 26.5%

On August 5, 2013 the Knesset passed the Law for Changes in National Priorities (Legislative Amendments for Achieving Budget Objectives in the Years 2013 and 2014) – 2013, by which, inter alia, the corporate tax rate would be raised by 1.5% to a rate of 26.5% as from 2014.

C.	Taxation of the subsidiaries

As of December 31, 2014, the company's subsidiaries had accumulated loss carry forwards totaling approximately $1,747. Loss carry forwards in the UK subsidiaries, totaling approximately $1,303 can be carried forward indefinitely. Loss carry forwards in the US subsidiary, totaling approximately $444, will expire through 2033.

As of December 31, 2014, the Company has not provided deferred tax liability or foreign withholding taxes on temporary differences of approximately $4,944 resulting from earnings for certain non-Israeli subsidiaries which are permanently reinvested outside the Israel. The unrecognized deferred tax liability associated with these temporary differences was approximately $1,310 at December 31, 2014. The company might incur such taxes upon distribution of earnings from these subsidiaries or upon disposition of their shares.

D.	Income before income taxes and income taxes expense (benefit) included in the consolidated statements of Income

	Year ended December 31
	2012	2013	2014
Income before income taxes:
Israel	$10,473	$7,598	$3,569
Foreign jurisdiction	701	211	3,067
	11,174	7,809	6,636

Income tax expense (benefit):
Current taxes:
Israel	2,162	1,155	1,388
Foreign jurisdiction	30	63	547
	2,192	1,218	1,935

Tax expense (benefit) in respect to
previous years:
Israel	-	(660)	(565)
Foreign jurisdiction	-	51	5
	-	(609)	(560)

Deferred taxes:
Israel	421	689	225
Foreign jurisdiction	271	(11)	(19)
	692	678	206

Total	$2,884	$1,287	$1,581

           Deferred tax balances at December 31, 2013 and 2014 calculated in accordance with the new tax rate as provided by law to correct the tax burden, depending on the expected tax rate at the time of reversal. Effect of the change in tax rate on the financial statements at December 31, 2014 reflected a decrease in deferred tax balances in the amount of $108. The adjustment of the deferred tax balances would have been recognized against deferred tax income in the amount of $108 and against increase in equity in the amount of $108.

Effect of the change in tax rate on the financial statements at December 31, 2013 reflected an increase in deferred tax balances in the amount of $18. The adjustment of the deferred tax balances would have been recognized against deferred tax income in the amount of $15 and against increase in equity in the amount of $3.

F.	Reconciliation between the tax on the pre-tax adjusted earnings and the tax expense included in the statement of operations

	Year ended December 31
	2012	2013	2014

Statutory tax rate	25%	25%	26.5%

Income before taxes on income as reported
In the statement of operations	$11,174	$7,809	$6,636

Computed “expected” tax expense	2,794	1,952	1,759

Non-deductible expenses, net	151	518	135
Tax adjustment in respect of different tax rate
for foreign subsidiaries	132	35	(168)
Taxes in respect to previous years	-	(609)	(560)
Influence of change in tax rate on DTA	-	15	-
Valuation allowance	(183)	63	(33
Differences in basis of measurements for
financial reporting and tax return purposes	24	(650)	466
Utilize tax losses from prior years	(2)	-	-
Other differences, net	(32)	(37)	(18)

	$2,884	$1,287	$1,581

G.	Deferred taxes

As of December 31, 2013 and 2014, the tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are attributable to the following:

	Year ended December 31
	2013	2014
Deferred tax assets:

Provision for doubtful debts	$1,839	$1,411
Vacation pay accruals and others	267	381
Capital loss carryforward	240	207
Net operating loss carryforwards	173	363
Foreign currency derivatives	-	125
Marketable securities	-	2
Cash flow hedging derivatives	-	168
Severance pay fund	24	9

Total gross deferred tax assets	2,543	2,666

Less valuation allowance	(240)	(207)

Deferred tax assets, net	2,303	2,459

Deferred tax liabilities:
Marketable securities	(8)	-
Fixed assets	(2,445)	(2,405)
Customer relations	(1,310)	(1,076)
Foreign currency derivatives	(120)	-
Cash flow hedging derivatives	(55)	-
Goodwill	(582)	(642)

Total gross deferred tax liabilities	(4,520)	(4,123)

Net deferred tax asset (liability)	$(2,217)	$(1,664)

The net change in valuation allowance for the year ended December 31, 2014 was a decrease of $33 and for the year ended December 31, 2013 there was an increase of $181.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

Based upon the scheduled reversal of taxable temporary differences over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowance at December 31, 2014. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

H.	Accounting for uncertainty in income taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2013	2014

Balance at January 1	$1,394	$1,521	$1,030
Decrease related to statute expiration	-	(599)	(689)
Increase related to current year tax positions	127	108	-

Balance at December 31	$1,521	$1,030	$341

The unrecognized tax benefits at December 31, 2012, 2013 and 2014 were $1,521, $1,030 and $341 respectively, if recognized, would affect the effective tax rate of the Company.

The Company and its subsidiaries files income tax returns in Israel, Cyprus, UK and USA. As of December 31, 2014, the Israeli tax returns of the Company are open to examination by the Israeli income tax authorities for the tax years of 2011 through 2013 and the tax returns of the foreign subsidiaries are open to examination by the tax authorities for the tax years 2008 through 2013. During 2014 the years 2009 and 2010 lapsed of the statute of limitations. The company believes that it is reasonably possible that approximately $103 of its currently remaining unrecognized tax position, each of which are individually insignificant, may be recognized by the end of 2015 as a result of a lapse of the statute of limitations.